Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	GUIDED THERAPEUTICS INC
Entity Central Index Key	0000924515
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 2,609	$ 2,200	$ 3,268
Accounts receivable, net of allowance for doubtful accounts of $7 and $20 and $38 at September 30, 2012 and December 31, 2011 and 2010, respectively	65	117	85
Inventory, net of reserves of $64 at September 30, 2012 and December 31, 2011 and $0 at December 31, 2010, respectively	461	520	0
Other current assets	119	54	30
Total current assets	3,254	2,891	3,383
Property and equipment, net	1,270	1,033	37
Capitalized cost of internally developed software for internal use			299
Other assets	247	386	200
Total noncurrent assets	1,517	1,419	536
TOTAL ASSETS	4,771	4,310	3,919
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term notes payable		30	25
Current portion of long-term debt	11	25	0
Notes payable - past due	406	362	614
Accounts payable	1,040	1,102	915
Accrued liabilities	608	757	885
Deferred revenue	582	453	332
Total current liabilities	2,647	2,729	2,771
Long-term debt payable, less current portion		4	31
Total long-term liabilities		4	31
TOTAL LIABILITIES	2,647	2,733	2,802
COMMITMENTS & CONTINGENCIES (Note 4)			0
STOCKHOLDERS' EQUITY :
Common stock, $.001 par value; 145,000 and 100,000 shares authorized at September 30, 2012 and 100,000 shares authorized at December 31, 2011 and 2010; 62,187 and 52,211 and 47,299 shares issued and outstanding, as of September 30, 2012 and December 31, 2011 and December 31, 2010, respectively	62	52	47
Additional paid-in capital	92,973	86,614	79,515
Treasury stock, at cost	(104)	(104)	(104)
Accumulated deficit	(90,911)	(85,089)	(78,445)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' EQUITY	2,020	1,473	1,013
Non-controlling interest	104	104	104
TOTAL STOCKHOLDERS' EQUITY	2,124	1,577	1,117
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,771	$ 4,310	$ 3,919

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Accounts receivable, net of allowance	$ 7	$ 20	$ 38
Inventory, net of reserves	$ 64	$ 64	$ 0
STOCKHOLDERS' EQUITY :
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	145,000	100,000	100,000
Common stock, Issued	62,187	52,211	47,299
Common stock, outstanding	62,187	52,211	47,299

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUE:
Contract and grant revenue	$ 693	$ 1,021	$ 2,326	$ 2,701	$ 3,597	$ 3,364
Sales - devices and disposables	43		72		25	0
Cost of goods sold	55		130		106	0
Gross Loss	(12)		(58)		(81)	0
Research and development	787	709	2,397	2,024	2,779	1,805
Sales and marketing	132	80	271	200	287	131
Claim settlement		2,285		2,285	3,622	0
General and administrative	732	596	2,714	2,066	3,584	3,049
Total	1,651	3,670	5,382	6,575	10,272	4,985
Operating loss	(970)	(2,649)	(3,114)	(3,874)	(6,756)	(1,621)
OTHER INCOME		9		53	192	2
INTEREST EXPENSE	(16)	(21)	(52)	(62)	(80)	(1,227)
LOSS BEFORE INCOME TAXES	(986)	(2,661)	(3,166)	(3,883)	(6,644)	(2,846)
PROVISION FOR INCOME TAXES					0	0
Net loss			(3,166)	(3,883)	(6,644)	(2,846)
Preferred stock dividends					0	(1,700)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLERS	$ (986)	$ (2,661)	$ (3,166)	$ (3,883)	$ (6,644)	$ (4,546)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (0.02)	$ (0.05)	$ (0.06)	$ (0.08)	$ (0.14)	$ (0.12)
WEIGHTED AVERAGE SHARES OUTSTANDING	60,827	48,813	55,810	48,379	48,868	38,596

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,166)	$ (3,883)	$ (6,644)	$ (2,846)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense (recovery)	(8)		18	3
Depreciation and amortization	258	18
Depreciation			34	7
Amortization and accretion of deferred financing costs, notes and warrants			0	1,095
Stock based compensation	493	347	870	1,158
Issuance of warrants in connection with settlement of claim		2,285	3,622	0
Conversion of interest to principal			0	230
Changes in operating assets and liabilities:
Inventory	60		(520)	0
Accounts receivable	59	(39)	(50)	47
Other current assets	(64)	(10)	(24)	18
Accounts payable	(62)	220	187	(243)
Deferred revenue	129	39	121	82
Accrued liabilities	44	(156)	(168)	141
Other assets	139	(585)	(180)	39
Total adjustments	1,048	2,119	3,910	2,499
Net cash used in operating activities	(2,118)	(1,764)	(2,734)	(347)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to capitalized software costs		(184)	(260)	(186)
Additions to fixed assets	(496)	(264)	(444)	(40)
Net cash used in investing activities	(496)	(448)	(704)	(226)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from options and warrants exercised	3,072	245	818	478
Payments on notes and loan payables	(50)	(173)	(215)	(23)
Proceeds from issuance of common stock			1,767	3,055
Proceeds from issuance of convertible notes payable to former debt holders - related parties			0	101
Net cash provided by financing activities	3,022	72	2,370	3,574
NET CHANGE IN CASH AND CASH EQUIVALENTS	409	(2,141)	(1,068)	3,611
CASH AND CASH EQUIVALENTS, beginning of year	2,200	3,268	3,268	230
CASH AND CASH EQUIVALENTS, end of period	2,609	1,128	2,200	3,268
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	12	2	183	253
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accounts payable into common stock		27	0	1,962
Deemed dividends in the form of convertible warrants into common stock	2,654		0	1,700
Conversion of interest to principal		25	63	0
Conversion of deferred compensation into common stock	148
Dividends payable in the form of preferred stock converted into common stock			0	1,824
Conversion of bridge notes payable into common stock			0	9,333
Conversion of accrued expenses into common stock			27	0
Conversion of accrued compensation to debt			$ 0	$ 90

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Preferred Stock Series A	Common Stock	Additional Paid-In Capital	Treasury Stock	Retained Earnings / Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 1,962	$ 20	$ 61,642	$ (104)	$ (75,599)	$ 104	$ (11,975)
Beginning Balance, Shares at Dec. 31, 2009	243	19,915
Conversion of convertible notes into common stock, Amount		14	9,319				9,319
Conversion of convertible notes into common stock, Shares		14,528
Conversion of preferred stock and accrued dividends into common stock, Amount	(1,962)	8	3,778				1,824
Conversion of preferred stock and accrued dividends into common stock, Shares	(243)	8,084
Issuance of common stock, Amount		4	3,051				3,055
Issuance of common stock, Shares		3,772
Exercise of warrants/options, Amount		1	477				478
Exercise of warrants/options, Shares		899
Conversion of accrued compensation into common stock, Amount			90				90
Conversion of accrued compensation into common stock, Shares		101
Stock-based compensation expense			1,158				1,158
Issuance of warrants for claim settlement							0
Net Loss					(2,846)		(2,846)
Ending Balance, Amount at Dec. 31, 2010	0	47	79,515	(104)	(78,445)	104	1,013
Ending Balance, Shares at Dec. 31, 2010	0	47,299
Issuance of common stock, Amount		2	1,765				1,767
Issuance of common stock, Shares		2,090
Exercise of warrants/options, Amount		3	815				818
Exercise of warrants/options, Shares		2,609
Stock-based compensation expense							870
Stock-based compensation expense, Amount			870				870
Stock-based compensation expense, Shares		179
Issuance of warrants for claim settlement			3,622				3,622
Conversion of debts into common stock, Amount			27				27
Conversion of debts into common stock, Shares		34
Net Loss					(6,644)		(6,644)
Ending Balance, Amount at Dec. 31, 2011	$ 0	$ 52	$ 86,614	$ (104)	$ (85,089)	$ 104	$ 1,577
Ending Balance, Shares at Dec. 31, 2011	0	52,211

1. BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial reporting and with the instructions to Form 10-Q and Article 10 of Regulation S-X by Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its majority owned subsidiary, InterScan, Inc. (“InterScan”) (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company.” Accordingly, they do not include all information and footnotes required by GAAP for complete financial statements. These statements reflect adjustments, all of which are of a normal, recurring nature, and which are, in the opinion of management, necessary to present fairly the Company’s financial position as of September 30, 2012, results of operations for the three and nine months ended September 30, 2012 and 2011, and cash flows for the nine months ended September 30, 2012 and 2011. The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the results for a full fiscal year. Preparing financial statements requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2011.

The Company's prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of September 30, 2012, it had an accumulated deficit of approximately $90.9 million. Through September 30, 2012, the Company has devoted substantial resources to research and development efforts. The Company does not have significant experience in manufacturing, marketing or selling its products. The Company's development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company's products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company's products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company’s financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. Notwithstanding the foregoing, the Company believes it has made progress in stabilizing its financial situation by execution of multiyear contracts with Konica Minolta Opto, Inc., a subsidiary of Konica Minolta, Inc., a Japanese corporation based in Tokyo (“Konica Minolta”) and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt.

At September 30, 2012, the Company had working capital of approximately $607,000 and it had stockholders’ equity of approximately $2.0 million, primarily due to the recurring losses, offset in part by the recognition of the warrants exchanged as part of the Warrant Exchange Program. As of September 30, 2012, the Company was past due on payments due under its notes payable in the amount of approximately $406,000.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the first quarter of 2013, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under its development agreement with Konica Minolta and additional NCI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company could receive additional funding from Konica Minolta or other strategic partners as well as new federal grants that could bring in an additional $2.7 million. As of September 30, 2012, the Company had warrants exercisable for approximately 20.8 million shares of its common stock outstanding, a substantial majority of which have an exercise price of $0.65 and $0.80 per share. Through September 30, 2012, exercises of warrants have generated approximately $3.0 million and would generate a total of approximately $14.2 million in cash, assuming full exercise. Management may obtain additional funds through the private sale of preferred stock or debt securities, public and private sales of common stock, funding from collaborative arrangements, and grants, if available, and believes that such financing will be sufficient to support planned operations through the first quarter of 2013.

Assuming the Company receives Food and Drug Administration (“FDA”) approval for its LuViva cervical cancer detection device in early 2013, the Company currently anticipates a late 2013 product launch in the United States. Product launch outside the United States commenced, as expected, in the second half of 2012, but the Company cannot be assured it will be able to continue its product launch on these timetables, or at all.

Organization, Background, and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
ORGANIZATION, BACKGROUND

Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its majority owned subsidiary, InterScan, Inc. (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company”, is a medical technology company focused on developing innovative medical devices that have the potential to improve healthcare. The Company’s primary focus is the development of its LuViva™ non-invasive cervical cancer detection device and extension of its cancer detection technology into other cancers, especially lung and esophageal. The Company’s technology, including products in research and development, primarily relate to biophotonics technology for the non-invasive detection of cancers, including cervical cancer.

Basis of Presentation

All information and footnote disclosures included in financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

The Company’s prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of December 31, 2011, it had an accumulated deficit of approximately $85.0 million. Through December 31, 2011, the Company has devoted substantial resources to research and development efforts. The Company first generated revenue from product sales in 1998, but does not have significant experience in manufacturing, marketing or selling its products. The Company’s development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company’s products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company’s products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company’s financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty. Notwithstanding the foregoing, the Company believes it has made progress in stabilizing its financial situation by execution of multiyear contracts from Konica Minolta Opto, Inc., a subsidiary of Konica Minolta, Inc., a Japanese corporation based in Tokyo (“Konica Minolta”) and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt.

At December 31, 2011, the Company’s current assets exceeded current liabilities by approximately $158,000 and it had stockholders’ equity of approximately $1.5 million, primarily due to the November 21, 2011 private placement of $1.7 million.

As of December 31, 2011, the Company was past due on payments due under its notes payable in the amount of approximately $366,000. These notes are unsecured and management is working on a payment arrangement with the holders.

On February 26, 2010, the Company held a special meeting where the stockholders approved the amendment to the Company’s certificate of incorporation to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock, and therefore the 13% senior secured convertible notes (the “2007 Notes”) were converted into an aggregate of 13,985,197 shares of common stock (see Note 7).

On September 10, 2010, the Company completed a private placement of 3,771,605 shares of common stock at a purchase price of $0.81 per share, pursuant to which it raised approximately $3.1 million. For each share of common stock issued, subscribers received warrants exercisable for the purchase of 1/10 of one share of common stock (in the aggregate, 377,161 shares) at an exercise price of $1.01 per share. The warrants have a five-year term.

In a letter from the U.S. Treasury Department dated October 29, 2010, the Company was notified that it was awarded a cash grant of $244,479 under the federal Qualifying Therapeutic Discovery Project program for 2009. This amount was received in the fourth quarter of 2010.

On November 21, 2012 the Company completed a private placement of 2,056,436 shares of common stock at a purchase price of $0.84 per share, pursuant to which it raised approximately $1.7 million. For each share of common stock issued, subscribers received warrants exercisable for the purchase of 1/10 of one share of common stock (in the aggregate, 285,186 shares) at an exercise price of $1.05 per share. The warrants have a five-year term.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the fourth quarter of 2012, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under the Konica Minolta development agreement (see below) and additional NCI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company anticipates receiving approximately $2.5 million from Konica Minolta in 2012, as well as new federal grants that could bring in an additional $750,000. It also has warrants exercisable for approximately 31.4 million shares of its common stock outstanding, a substantial majority of which have an exercise price of $0.65 per share. Through December 31, 2011, exercises of these warrants have generated approximately $936,000 and would generate a total of approximately $18.6 million in cash, assuming full exercise. Management may obtain additional funds through the private sale of preferred stock or debt securities, public and private sales of common stock, funding from collaborative arrangements, and grants, if available, and believes that such financing will be sufficient to support planned operations through the first quarter of 2013.

Assuming the Company receives FDA approval for its LuViva cervical cancer detection device in 2012, the Company currently anticipates an early 2013 product launch in the United States. Product launch outside the United States. is expected in the second half of 2012, but cannot be assured it will be able to launch on these timetables, or at all.

2. SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
2. SIGNIFICANT ACCOUNTING POLICIES

The Company’s significant accounting policies were set forth in the audited financial statements and notes thereto for the year ended December 31, 2011 included in its annual report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”).

Accounting Standards Updates

Newly effective accounting standards updates and those not effective until after September 30, 2012, are not expected to have a significant effect on the Company’s financial position or results of operations.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.

Concentration of Credit Risk

The Company, from time to time during the periods covered by these consolidated financial statements, may have bank balances in excess of their insured limits. Management has deemed this as a normal business risk.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred.

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At September 30, 2012 and December 31, 2011, our inventories were as follows:

	September 30, 2012	December 31, 2011
Raw materials	$475,662	$433,007
Work in process	47,760	149,069
Finished goods	1,750	1,960
Inventory reserve	(64,036)	(64,036)
Total	$461,136	$520,000

Significant Customers

The majority of the Company’s revenues were from the Konica Minolta contracts and the NCI grant. Revenue from these sources totaled approximately $2.3 million or 98% and approximately $2.7 million or 99% of total revenue for the nine months ended September 30, 2012 and 2011, respectively. Revenue from these sources totaled approximately $693,000 or 98% and approximately $1.0 million or 99% of total revenue for the three months ended September 30, 2012 and 2011, respectively. Receivables from these customers accounted for 51% and 48% of total receivables at September 30, 2012 and December 31, 2011, respectively.

Accounts Receivable

The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.

Revenue Recognition

The Company recognizes revenue from contracts on a straight line basis, over the terms of the contract. We recognize revenue from grants based on the grant agreement, at the time the expenses are incurred. Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers.

Deferred Revenue

The Company defers payments received as revenue until earned based on the related contracts on a straight line basis, over the terms of the contract.

Valuation of Deferred Taxes

We account for income taxes in accordance with the liability method. Under the liability method, we recognize deferred assets and liabilities based upon anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases. We establish a valuation allowance to the extent that it is more likely than not that deferred tax assets will not be utilized against future taxable income. As of December 31, 2011, the Company has approximately $56.2 million of Net Operating Loss (NOL) carry forward. There is no provision for income taxes at September 30, 2012, due to the NOL. A full valuation allowance has been recorded related to any deferred tax assets created from the NOL.

Stock Option Plan

The Company measures the cost of employees services received in exchange for equity awards, including stock options, based on the grant date fair value of the awards. The cost will be recognized as compensation expense over the vesting period of the awards.

Warrants

The Company has issued warrants, which allow the warrant holder to purchase one share of stock at a specified price for a specified period of time. The Company records equity instruments, including warrants issued to non-employees, based on the fair value at the date of issue. The fair value of the warrants at date of issuance is estimated using the Black-Scholes Model.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas where estimates are used include the allowance for doubtful accounts, inventory valuation and input variables for Black-Scholes calculations.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Guided Therapeutics and its majority owned subsidiary. All significant intercompany balances and transactions have been eliminated.

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred. Property and equipment are summarized as follows at December 31, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2011	2010
Equipment	$ 1,484	$ 1,426
Software	640	-
Furniture and fixtures	605	500
Leasehold Improvement	170	-
	2,899	1,926
Less accumulated depreciation	(1,866)	(1,889)
Total	$ 1,033	$ 37

Patent Costs (Principally Legal Fees)

Costs incurred in filing, prosecuting, and maintaining patents are expensed as incurred. Such costs aggregated approximately $56,000 and $41,000 in 2011 and 2010, respectively.

Accounts Receivable

The majority of the Company’s accounts receivable in 2011 and 2010 were from NCI and Konica Minolta. The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable. The Company does not accrue interest receivable on past due accounts receivable.

Capitalized Costs of Internally Developed Software

Costs of internally developed software are capitalized during the development stage of the software. The cost will be transferred to property and equipment and will be depreciated over the expected life of the software which is estimated to be three years once the software becomes functional.

The Company has capitalized software costs of $640,000 from inception through the December 31, 2011.  These costs were transferred to property, plant, and equipment (PP&E) during 2011.  These costs are now being depreciated over 36 months. Additions of $260,000 were made prior to transferring capitalized software to PP&E for depreciation.

Other Assets

Other assets primarily consist of long term deposits for various tooling projects that are being constructed for the Company. At December 31, 2011 and 2010, such balances were approximately $386,000 and $200,000, respectively.

Accrued Liabilities

Accrued liabilities are summarized as follows at December 31, 2011 and 2010 (in thousands):

	As of December 31,
	2011	2010
Accrued compensation	$ 463	$ 632
Accrued professional fees	126	143
Accrued rent	82	36
Other accrued expenses	86	74
Total	$ 757	$ 885

Revenue Recognition

Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers. The Company recognizes revenue from contracts on a straight line basis, over the terms of the contracts. The Company recognizes revenue from grants based on the grant agreements, at the time the expenses are incurred.

In 2011 and 2010, the majority of the Company’s revenues were from the Konica Minolta and NCI. Revenue from these customers totaled approximately $3,083,000 or 85% and approximately $3,927,000 or 87% of total revenue for the year ended December 31, 2011 and 2010, respectively.

Research and Development

Research and development expenses consist of expenditures for research conducted by the Company and payments made under contracts with consultants or other outside parties and costs associated with internal and contracted clinical trials. All research and development costs are expensed as incurred.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management provides valuation allowances against the deferred tax assets for amounts that are not considered more likely than not to be realized.

Uncertain Tax Positions

Effective January 1, 2007 the Company adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions.  Each income tax position is assessed using a two-step process.  A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities.  If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At December 31, 2011, there were no uncertain tax positions.

The Company is current with its federal and applicable state tax returns filings. Although we have been experiencing recurring losses, we are obligated to file tax returns for compliance with Internal Revenue Service (“IRS”) regulations and that of applicable state jurisdictions. As of December 31, 2011, the Company has approximately $66.0 million of net operating loss eligible to be carried forward for tax purposes at federal and applicable states level.

None of the Company’s federal or state income tax returns are currently under examination by the IRS or state authorities.  However, fiscal years 2008 and later remain subject to examination by the IRS and respective states.

Stock Based Compensation

The Company records compensation expense related to options granted to non-employees based on the fair value of the award.

Compensation cost is recorded as earned for all unvested stock options outstanding at the beginning of the first year based upon the grant date fair value estimates, and for compensation cost for all share-based payments granted or modified subsequently based on fair value estimates.

For the years ended December 31, 2011 and 2010, share-based compensation for options attributable to employees and officers were approximately $870,000 and $850,000, respectively. These amounts have been included in the Company’s statements of operations. Compensation costs for stock options which vest over time are recognized over the vesting period. As of December 31, 2011, the Company had approximately $2.1 million of unrecognized compensation costs related to granted stock options to be recognized over the remaining vesting period of approximately seven years.

3. STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
3. STOCK-BASED COMPENSATION

For the three and nine months ended September 30, 2012, stock-based compensation for options attributable to employees, officers and directors was approximately $143,000 and $493,000, respectively, and has been included in the Company's third quarter 2012 statement of operations.  For the three and nine months ended September 30, 2011, stock-based compensation for options attributable to employees, officers and directors was approximately $96,000 and $347,000, respectively, and has been included in the Company's third quarter 2011 statement of operations. Compensation costs for stock options, which vest over time, are recognized over the vesting period. As of September 30, 2012, the Company had approximately $1.6 million of unrecognized compensation expense related to granted stock options, to be recognized over the remaining vesting period of approximately three years.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

The Company has incurred net operating losses (“NOLs”) since inception. As of December 31, 2011, the Company had NOL carryforwards available through 2030 of approximately $66.0 million to offset its future income tax liability. The NOL carryforwards began to expire in 2008. The Company has recorded a valuation allowance for all deferred tax assets related to the NOLs. Utilization of existing NOL carryforwards may be limited in future years based on significant ownership changes. The Company is in the process of analyzing its NOLs and has not determined if it has had any change of control issues that could limit the future use of NOL.

Components of deferred taxes are as follows at December 31 (in thousands):

	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$ 25,095	$23,651
Deferred tax liabilities:
Intangible assets and other	-	980
	25,095	24,631
Valuation allowance	(25,095)	(24,631)
	$0	$0

The following is a summary of the items that caused recorded income taxes to differ from taxes computed using the statutory federal income tax rate for the years ended December 31:

	2011	2010
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	-	-
Valuation allowance	(38)	(38)
	0%	0%

License and Technology Agreements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
License and Technology Agreements

As part of the Company’s efforts to conduct research and development activities and to commercialize potential products, the Company, from time to time, enters into agreements with certain organizations and individuals that further those efforts but also obligate the Company to make future minimum payments or to remit royalties ranging from 1% to 3% of revenue from the sale of commercial products developed from the research. The Company generally is required to make minimum royalty payments for the exclusive license to develop certain technology.

4. LITIGATION AND CLAIMS	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
4. LITIGATION AND CLAIMS

From time to time, the Company may be involved in various legal proceedings and claims arising in the ordinary course of business. Management believes that the disposition of these matters, individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular period.

As of September 30, 2012 and December 31, 2011, there was no accrual recorded for any potential losses related to pending litigation.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Operating Leases

In December 2009, the Company moved its offices, which comprise its administrative, research and development, marketing and production facilities to 5835 Peachtree Corners East, Suite D, Norcross, Georgia 30092. The Company leases approximately 23,000 square feet under a lease that expires in June 2017. The fixed monthly lease expense is approximately $12,000 plus common charges. The Company also leases office and automotive equipment under operating lease agreements with monthly payments ranging from $275 to $1,960.  These leases expire at various dates through April 2016.  Future minimum rental payments at December 31, 2011 under non-cancellable operating leases for office space and equipment are as follows (in thousands):

Year	Amount
2012	$172
2013	$177
2014	$179
2015	$183
2016 and thereafter	$255
Total	$966

Rental expense was approximately $171,000 and $179,000 in 2011 and 2010, respectively.

Litigation and Claims

As previously reported, in October 2010, the Company received a letter from an attorney representing Dolores M. Maloof and James E. Funderburke, two stockholders of the Company (together, the “Claimants”), asserting, among other things, that an August 2005 Warrant Agreement entered into by the Company and the Claimants (the “2005 Agreement”) had been modified by a subsequent agreement. While the Company disputed the Claimants’ assertion that an agreement modifying the 2005 Agreement had been reached, the Company determined to negotiate with the Claimants with the goal of terminating the 2005 Agreement and the rights granted thereunder to the Claimants. The 2005 Agreement, among other terms, provided for the Company to pay to the Claimants 7.5% of all net proceeds from any license or sale of the Company’s cervical cancer detection technology, without limitation.

Upon completion of negotiations with the Claimants, the Company entered into an Agreement and Release, on August 30, 2011 (the “Agreement”), by which the Claimants agreed to terminate all of their rights under the 2005 Agreement and release all claims. Accordingly, under the Agreement, the 2005 Agreement and all rights of the Claimants thereunder, including the right to receive 7.5% of proceeds from the sale or license of the Company’s cervical cancer technology, were canceled. In exchange, the Company agreed to issue warrants to the Claimants to purchase an aggregate of 2.6 million shares of the Company’s common stock at an exercise price of $0.01 per share (the “Warrants”), to pay certain royalties related to the sale of disposables in conjunction with the Company’s cervical cancer detection technology and to make certain additional payments related to non-ordinary course asset sales or a sale of the Company by merger, with such royalties and related payments subject to certain “caps” limiting their amounts.

The Warrants were issued in September 2011, are immediately exercisable and will expire on March 1, 2013. The shares underlying the Warrants are subject to a Registration Rights Agreement, dated August 30, 2011 (the “Registration Rights Agreement”), which obligates the Company, within 60 days, to register the shares issuable upon exercise of the Warrants for resale by the Claimants under the Securities Act of 1933, as amended. The royalties payable pursuant to the Agreement to the Claimants consist of a 2% royalty on gross revenues generated from the sale of disposables (only) used in conjunction with the Company’s cervical cancer detection technology. The cumulative royalty payable is capped at $7.2 million, and may not, together with the additional payments due in conjunction with certain non-ordinary course disposition of assets or a merger of the Company, exceed $12 million. The royalties are payable until the earlier of the sale of the Company by merger and the sale or exclusive license of all or substantially all of the Company’s cervical cancer detection technology. The Agreement further provides that, in the event of one or more non-ordinary course asset sales by the Company, or a sale of the Company by merger, the Claimants will be entitled to an aggregate of 3% of the proceeds therefrom (net of any direct and customary transaction expenses), provided that the aggregate payment due under this provision is capped at the lesser of $9.5 million and the amount by which $12.0 million exceeds the cumulative amount of all payments previously paid to the Claimants in royalties or by reason of prior non-ordinary course asset sales.

As of December31, 2011, the Company had issued the 2.6 million warrants and recorded approximately $3.6 million of warrant expenses relating to the settlement.

Contracts

On April 28, 2010, the Company entered into a one-year agreement for $750,000 with Konica Minolta to co-develop non-invasive cancer detection products. The Company received $500,000 on April 30, 2010, $200,000 in October 2010 and the remaining balance of $50,000 was paid in April 2011. The development agreement followed two years of collaborative preparations to identify large market opportunities that would benefit from the Company’s proprietary technology. The new products, for the detection of lung and esophageal cancer, are based on the Company’s LuViva non-invasive cervical cancer detection technology. In May 2011, the Company renewed the co-development agreement for an additional one-year term. The Company currently expects that the agreement will be extended for an additional year. The Company received approximately $750,000 in 2011 from Konica Minolta under these negotiation and development agreements. In addition, on January 28, 2010, the Company executed a new agreement with Konica Minolta for development of prototype devices specifically for the esophageal cancer detection application. In that agreement, Konica Minolta had agreed to pay approximately $1.6 million during 2010 for technical, regulatory and clinical development of prototype devices for esophageal cancer detection and, as of December 31, 2010, the Company had been paid in full. In March 2011, the Company extended the new development agreement for an additional year, effective May 1, 2011, and the Company currently expects that the agreement will be extended for an additional year. The Company received approximately $1.72 million in 2011 from Konica Minolta under these development agreements.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions	None

5. STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
5. STOCKHOLDERS' EQUITY

Common Stock

The Company has authorized 145 million shares of common stock with $0.001 par value, 62,187,321 of which were outstanding as of September 30, 2012. For the quarter ended September 30, 2012, we issued 6,297,258 shares, in connection with the exercise of outstanding warrants.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock. None of the Company’s preferred stock was outstanding at September 30, 2012.

Stock Options

The Company has a 1995 stock option plan (the “Plan”) approved by its stockholders for officers, directors and key employees of the Company and consultants to the Company.  Participants are eligible to receive incentive and/or nonqualified stock options.  The aggregate number of shares that may be granted under the Plan is 13,255,219 shares.  The Plan is administered by the compensation committee of the board of directors.  The selection of participants, grant of options, determination of price and other conditions relating to the exercise of options are determined by the compensation committee of the board of directors and administered in accordance with the Plan.

Both incentive stock options and non-qualified options granted to employees, officers and directors under the Plan are exercisable for a period of up to 10 years from the date of grant, at an exercise price that is not less than the fair market value of the common stock on the date of the grant.  The options typically vest in installments of 1/48 of the options outstanding every month.

A summary of the Company’s activity under the Plan, as of September 30, 2012, and changes during the nine months then ended is as follows:

	Shares	Weighted average exercise price
Outstanding, January 1, 2012	6,862,167	$0.70
Granted	82,500	$0.80
Exercised	(231,461)	$0.27
Expired	(144,000)	$2.87
Outstanding, September 30, 2012	6,569,206	$0.67

Vested and exercisable, September 30, 2012	4,921,215	$0.48

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCBB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

Under the Plan, a total of 6,686,013 shares remained available at September 30, 2012, and 6,569,206 shares were outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 13,255,219 shares of common stock as of September 30, 2012.  The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

In January 2002, the Company assumed the Sterling Medivations 2000 Stock Option Plan, which authorizes the issuance of up to 93,765 shares of the Company’s common stock.  No options have been issued under this plan.

Warrants

In July 2012, the Company completed a warrant exchange program, pursuant to which it exchanged warrants exercisable for a total of 15,941,640 shares of common stock, or 56.29% of the warrants eligible to participate, for three classes of new warrants. These exchanges resulted in a deemed dividend of approximately $2.65 million, reflected as a non-cash disclosure in this quarterly financial statement of cash flows. The first class of new warrants expired on September 17, 2012 and carried an exercise price of $0.40, $0.45 or $0.50, depending on the date exercised. The second class of new warrants carries a one-year extension from the original expiration date and is exercisable at $0.65. The third class of new warrants carries a two-year extension from the original expiration date and is exercisable at $0.80. As of September 30, 2012, the Company had issued 7,042,689 shares of common stock and received approximately $2.9 million in cash, in connection with the exercise of the first class of new warrants (the remainder of which, previously exercisable for 774,192 shares of common stock, expired pursuant to their terms).

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the nine months ended September 30, 2012:

Warrants (Underlying Shares)
Outstanding, January 1, 2012	31,217,117
Issuances	—
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding, September 30, 2012	20,801,512

The Company had the following shares reserved for the warrants outstanding as of September 30, 2012:

Warrants		Exercise	Expiration
(Underlying Shares)		Price	Date
12,384,777	(1)	$0.65	03/01/2013
471,856	(2)	$0.65	07/26/2013
3,590,525	(3)	$0.65	03/01/2014
471,856	(4)	$0.80	07/26/2014
3,590,522	(5)	$0.80	03/01/2015
6,790	(6)	$1.01	09/10/2015
285,186	(7)	$1.05	11/20/2016
20,801,512

(1)	Consists of outstanding warrants issued in connection with various financings, but amended or originally issued on February 26, 2010 to expire on March 1, 2013.

(2)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on July 26, 2013.

(3)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on March 1, 2014.

(4)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on July 26, 2014.

(5)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on March 1, 2015.

(6)	Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010, to expire on September 10, 2015.

(7)	Consists of outstanding warrants issued in conjunction with a private placement on November 21, 2011, to expire on November 20, 2016.

Common Stock

The Company has authorized 100 million shares of common stock with $0.001 par value, of which 52.2 million were issued and outstanding as of December 31, 2011.

On November 21, 2011, the Company completed a private placement of 2,056,436 shares of common stock at a purchase price of $0.84 per share, pursuant to which it raised approximately $1.7 million. For each share of common stock issued, subscribers received warrants exercisable for the purchase of 1/10 of one share of common stock (in the aggregate, 285,186 shares) at an exercise price of $1.05 per share. The warrants have a five-year term.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value, none of which were issued or outstanding as of December 31, 2011. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions.

Redeemable Convertible Preferred Stock

The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock, none of which remain outstanding.

  Series A Convertible Preferred Stock

In 2004, the board of directors designated 242,576 shares of the preferred stock as series A convertible preferred stock. On February 26, 2010, the Company’s certificate of incorporation was amended to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock, and therefore all of the then-outstanding 242,576 shares of series A convertible preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock.

On the date of issuance, the warrants were recorded at their fair value as determined using the Black-Scholes valuation model. The Company issued the warrants for the purpose of inducing conversion, or “reclassification,” of the series A preferred stock into common stock. The consideration expense associated with the warrants was treated as a preferred dividend. The dividend, which is the excess of (1) the fair value of all securities and other consideration (the warrants and common stock) transferred by the Company to the holders of the series A preferred stock over (2) the fair value of securities issuable pursuant to the original conversion terms (the common stock), has been subtracted from net income to arrive at net income available to common stockholders in the calculation of earnings per share in the first quarter of 2010. Since the series A preferred stockholders received the same number of shares of common stock in the reclassification into which the series A preferred stock were contractually convertible, the excess value was attributed solely to the warrants.

In accordance with the loan agreement governing the then-outstanding 2007 Notes, upon the reclassification of the series A preferred stock, on February 26, 2010, the then-outstanding 2007 Notes were converted into 14 million shares of common stock.

The only cash settlements related to the conversion of the 2007 Notes were for fractional shares issued upon conversion.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 1,393,052 shares remained available at December 31, 2011 and 6,862,167 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 8,255,219 shares of common stock as of December 31, 2011. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

The fair value of stock options granted in 2011 and 2010 were estimated using the Black-Scholes option pricing model. A summary of the assumptions used in determining the fair value of options follows:

	2011	2010
Expected volatility	146%	125%
Expected option life in years	10.0	10.0
Expected dividend yield	0.00%	0.0%
Risk-free interest rate	1.94%	1.50%
Weighted average fair value per option at grant date	$1.20	$0.98

Application of the Black-Scholes option pricing model involves assumptions that are judgmental and affect compensation expense. Historical information is the primary basis for the selection of expected volatility, expected option life and expected dividend yield. Expected volatility is based on the most recent historical period equal to the expected life of the option. The risk-free interest rate is based on yields of U.S. Treasury zero-coupon issues with a term equal to the expected life of the option on the date the stock options were granted.

Stock option activity for each of the two years ended December 31 is as follows:

	2011		2010
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	5,738,167	$0.41	5,480,076	$0.38
Options granted	2,143,000	$1.20	632,667	$1.02
Options exercised	(980,000)	$0.07	(223,576)	$0.03
Options expired/forfeited	(39,000)	$1.52	(151,000)	$3.59
Outstanding at end of year	6,862,167	$0.70	5,738,167	$0.41
Options vested and exercisable at year-end	4,800,354	$0.47	4,456,500	$0.39
Options available for grant at year-end	1,393,052		2,517,052
Aggregate intrinsic value – options exercised	$ 72,990		$ 172,073
Aggregate intrinsic value – options outstanding	$5,624,479		$2,229,563
Aggregate intrinsic value – options vested and exercisable	$5,055,690		$1,860,362

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s common stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCBB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

In January 2002, the Company assumed the Sterling Medivations 2000 Stock Option Plan, which authorizes the issuance of up to 93,765 shares of the Company’s common stock. No options have been exercised under this plan. At December 31, 2011, options exercisable for 6,090 shares were outstanding under this plan.

Warrants

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2011:

Warrants (Underlying Shares) Exercise Price Expiration Date 28,605,141 (1) $0.65 03/01/2013 6,790 (2) $1.01 09/10/2015 2,320,000 (3) $0.01 03/01/2013 285,186 (4) $1.05 11/20/2016 31,217,117

(1)     Consists of outstanding warrants issued in connection with various financings, but amended or originally issued on February 26, 2010 to expire on March 1, 2013. During the year ended December 31, 2011, warrants for 562,424 shares of common stock were exercised.

(2)     Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010.

(3)     Consists of warrants to purchase common stock at a purchase price of $0.01 per share issued in conjunction with the settlement of a claim.

(4)     Consists of outstanding warrants issued in conjunction with a private placement on November 21, 2011.

6. LOSS PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
6. LOSS PER COMMON SHARE

Basic net loss per share attributable to common stockholders amounts are computed by dividing the net loss plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of common shares outstanding during the period.

Basic net loss per share attributable to common stockholders amounts are computed by dividing the net loss plus preferred stock dividends and deemed dividends by the weighted average number of shares outstanding during the period.

7. NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
7. NOTES PAYABLE

Loan Payable

At December 31, 2009, the Company maintained a line of credit in the amount of $75,000 with Pacific International Bank of Seattle, Washington. This line was converted to a 36 months straight-line amortizing loan on February 24, 2010, with monthly principal and interest payment of $2,220 per month, due February 2013. Interest is charged at a rate of 7.5%. At September 30, 2012, a balance of approximately $11,000 was outstanding, which is classified as current loan payable. For the same period in 2011, the balance was approximately $36,000.

Notes Payable – Past Due

At September 30, 2012 the Company was past due on two short-term notes for approximately $406,000 of principal and accrued interest. For the same period in 2011, the balance was approximately $353,000. These notes were due on demand and interest is charged at rates ranging between 15-18%.

On February 26, 2010, the Company held a special meeting of stockholders to approve an amendment to the Company’s certificate of incorporation to reclassify the series A preferred stock into common stock and warrants to purchase shares of common stock. As a result, all 242,576 outstanding shares of series A preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock. In accordance with the loan agreement governing the then-outstanding 2007 Notes, upon the reclassification of the series A preferred stock, on February 26, 2010, the then-outstanding 2007 Notes were converted into 14 million shares of common stock.

Short Term Notes Payable

At December 31, 2011, the Company owes approximately $30,000 of principal and accrued interest on a short-term note payable.  The short-term note accrues interest at a rate of 15% and requires quarterly payments of $10,000.

Loan Payable

At December 31, 2009, the Company maintained a line of credit in the amount of $75,000 with Pacific International Bank of Seattle, Washington. This line was converted to a 36 months straight-line amortizing loan on February 24, 2010, with monthly principal and interest payment of $2,226 per month due February 2013. Interest is charged at a rate of 7.5%. At December 31, 2011, a balance of approximately $30,000 was outstanding, of which $25,000 is classified as current loan payable.

Notes Payable – Past Due

At December 31, 2010, the Company was past due on four short-term notes totaling approximately $614,000 of principal and accrued interest. On February 7, 2011, the Company was successful in re-negotiating two of the four remaining past due Notes. These notes are due on demand and interest is charged at rates ranging between 15-18%. The Company recorded a gain on debt restructured of approximately $60,000 from this transaction. The principal and accrued interest balance at December 31, 2011 is approximately $362,000.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Allowance for Doubtful Accounts

The Company has the following allowances for doubtful accounts (in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance	$ 38	$ 41
Additions / (Adjustments)	(18)	(3)
Balance	$ 20	$ 38

Inventory Reserves

The Company has the following reserves for inventory balance (in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance	$ -	$ -
Additions / (Adjustments)	64	-
Balance	$ 64	$ -

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

As of March 6, 2012 the Company had received a total of $1.3 million, from the exercise of outstanding warrants to purchase an aggregate of 1.8 million shares of its common stock.

On February 23, 2012, the Company publicly issued a press release announcing that it has successfully completed an annual surveillance of its quality system necessary to maintain ISO 13485 certification, a requirement to secure the CE Mark for sale of the LuViva® Advanced Cervical Scan in the European Union.

On January 31, 2012 the Company announced that it has signed a definitive agreement granting CAN-med Healthcare exclusive distribution rights for its LuViva non-invasive cervical cancer detection device in Canada. The agreement is for three years and initial shipments are currently anticipated in the second quarter of 2012, with a formal launch expected to begin shortly thereafter. LuViva received Health Canada marketing approval in December 2011 under its former name, LightTouch.

On January 20, 2012 the Company announced that it plans to seek an independent panel review of its PMA application for its LuViva device from the FDA after receiving a not-approvable letter from the agency. Meanwhile, the company plans to work with FDA to address the outstanding issues so that they can be successfully resolved. The Company also announced that it plans to move forward with international sales of LuViva and imminently file for CE mark approval.

2. SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial reporting and with the instructions to Form 10-Q and Article 10 of Regulation S-X by Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its majority owned subsidiary, InterScan, Inc. (“InterScan”) (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company.” Accordingly, they do not include all information and footnotes required by GAAP for complete financial statements. These statements reflect adjustments, all of which are of a normal, recurring nature, and which are, in the opinion of management, necessary to present fairly the Company’s financial position as of September 30, 2012, results of operations for the three and nine months ended September 30, 2012 and 2011, and cash flows for the nine months ended September 30, 2012 and 2011. The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the results for a full fiscal year. Preparing financial statements requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2011.

The Company's prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of September 30, 2012, it had an accumulated deficit of approximately $89.6 million. Through September 30, 2012, the Company has devoted substantial resources to research and development efforts. The Company does not have significant experience in manufacturing, marketing or selling its products. The Company's development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company's products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company's products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company’s financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. Notwithstanding the foregoing, the Company believes it has made progress in stabilizing its financial situation by execution of multiyear contracts with Konica Minolta Opto, Inc., a subsidiary of Konica Minolta, Inc., a Japanese corporation based in Tokyo (“Konica Minolta”) and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt.

At September 30, 2012, the Company had working capital of approximately $607,000 and it had stockholders’ equity of approximately $2.0 million, primarily due to the recurring losses, offset in part by the recognition of the warrants exchanged as part of the Warrant Exchange Program. As of September 30, 2012, the Company was past due on payments due under its notes payable in the amount of approximately $406,000.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the first quarter of 2013, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under its development agreement with Konica Minolta and additional NCI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company could receive additional funding from Konica Minolta or other strategic partners as well as new federal grants that could bring in an additional $2.7 million. As of September 30, 2012, the Company had warrants exercisable for approximately 20.8 million shares of its common stock outstanding, a substantial majority of which have an exercise price of $0.65 and $0.80 per share. Through September 30, 2012, exercises of warrants have generated approximately $3.0 million and would generate a total of approximately $14.2 million in cash, assuming full exercise. Management may obtain additional funds through the private sale of preferred stock or debt securities, public and private sales of common stock, funding from collaborative arrangements, and grants, if available, and believes that such financing will be sufficient to support planned operations through the first quarter of 2013.

Assuming the Company receives Food and Drug Administration (“FDA”) approval for its LuViva cervical cancer detection device in early 2013, the Company currently anticipates a late 2013 product launch in the United States. Product launch outside the United States commenced, as expected, in the second half of 2012, but the Company cannot be assured it will be able to continue its product launch on these timetables, or at all.

Accounting Standards Updates

Newly effective accounting standards updates and those not effective until after September 30, 2012, are not expected to have a significant effect on the Company’s financial position or results of operations.

Cash Equivalents	The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.
Concentration of Credit Risk

The Company, from time to time during the periods covered by these consolidated financial statements, may have bank balances in excess of their insured limits. Management has deemed this as a normal business risk.

Property and equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred.

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased

Significant Customers

The majority of the Company’s revenues were from the Konica Minolta contracts and the NCI grant. Revenue from these sources totaled approximately $2.3 million or 98% and approximately $2.7 million or 99% of total revenue for the nine months ended September 30, 2012 and 2011, respectively. Revenue from these sources totaled approximately $693,000 or 98% and approximately $1.0 million or 99% of total revenue for the three months ended September 30, 2012 and 2011, respectively. Receivables from these customers accounted for 51% and 48% of total receivables at September 30, 2012 and December 31, 2011, respectively.

Accounts Receivable

The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.

Revenue Recognition

The Company recognizes revenue from contracts on a straight line basis, over the terms of the contract. We recognize revenue from grants based on the grant agreement, at the time the expenses are incurred. Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers.

Deferred Revenue	The Company defers payments received as revenue until earned based on the related contracts on a straight line basis, over the terms of the contract.
Valuation of Deferred Taxes

We account for income taxes in accordance with the liability method. Under the liability method, we recognize deferred assets and liabilities based upon anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases. We establish a valuation allowance to the extent that it is more likely than not that deferred tax assets will not be utilized against future taxable income. As of December 31, 2011, the Company has approximately $56.2 million of Net Operating Loss (NOL) carry forward. There is no provision for income taxes at September 30, 2012, due to the NOL. A full valuation allowance has been recorded related to any deferred tax assets created from the NOL.

Stock Option Plan

The Company measures the cost of employees services received in exchange for equity awards, including stock options, based on the grant date fair value of the awards. The cost will be recognized as compensation expense over the vesting period of the awards.

Warrants

The Company has issued warrants, which allow the warrant holder to purchase one share of stock at a specified price for a specified period of time. The Company records equity instruments, including warrants issued to non-employees, based on the fair value at the date of issue. The fair value of the warrants at date of issuance is estimated using the Black-Scholes Model.

2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At September 30, 2012 and December 31, 2011, our inventories were as follows:

	September 30, 2012	December 31, 2011
Raw materials	$475,662	$433,007
Work in process	47,760	149,069
Finished goods	1,750	1,960
Inventory reserve	(64,036)	(64,036)
Total	$461,136	$520,000

5. STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stock Options activity

A summary of the Company’s activity under the Plan, as of September 30, 2012, and changes during the nine months then ended is as follows:

	Shares	Weighted average exercise price
Outstanding, January 1, 2012	6,862,167	$0.70
Granted	82,500	$0.80
Exercised	(231,461)	$0.27
Expired	(144,000)	$2.87
Outstanding, September 30, 2012	6,569,206	$0.67

Vested and exercisable, September 30, 2012	4,921,215	$0.48

Outstanding warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the nine months ended September 30, 2012:

Warrants (Underlying Shares)
Outstanding, January 1, 2012	31,217,117
Issuances	—
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding, September 30, 2012	20,801,512

The Company had the following shares reserved for the warrants outstanding as of September 30, 2012:

Warrants		Exercise	Expiration
(Underlying Shares)		Price	Date
12,384,777	(1)	$0.65	03/01/2013
471,856	(2)	$0.65	07/26/2013
3,590,525	(3)	$0.65	03/01/2014
471,856	(4)	$0.80	07/26/2014
3,590,522	(5)	$0.80	03/01/2015
6,790	(6)	$1.01	09/10/2015
285,186	(7)	$1.05	11/20/2016
20,801,512

2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Raw materials	$ 475,662	$ 433,007
Work in process	47,760	149,069
Finished goods	1,750	1,960
Inventory reserve	(64,036)	(64,036)
Total	$ 461,136	$ 520,000

5. STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Outstanding beginning balance, Shares	6,862,167
Granted, Shares	82,500
Exercised, Shares	(231,461)
Expired, Shares	(144,000)
Outstanding ending balance, Shares	6,569,206
Vested and exercisable ending balance	4,921,215
Weighted average exercise price
Outstanding beginning balance, Weighted average exercise price	$ 0.7
Granted, Weighted average exercise price	$ 0.8
Exercised, Weighted average exercise price	$ 0.27
Expired, Weighted average exercise price	$ 2.87
Outstanding ending balance, Weighted average exercise price	$ 0.67
Vested and exercisable ending balance	$ 0.48

5. STOCKHOLDERS' EQUITY (Details 1)	9 Months Ended
Sep. 30, 2012
Exercised	(231,461)
Warrant [Member]
Outstanding beginning balance	31,217,117
Issuances
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding ending balance	20,801,512

5. STOCKHOLDERS' EQUITY (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Warrants outstanding	6,569,206	6,862,167
Warrants exercise price	$ 0.67	$ 0.7
Warrant1Member
Warrants outstanding	12,384,777
Warrants exercise price	$ 0.65
Expiration date	Mar 1, 2013
Warrant 2 [Member]
Warrants outstanding	471,856
Warrants exercise price	$ 0.65
Expiration date	Jul 26, 2013
Warrant 3 [Member]
Warrants outstanding	3,590,525
Warrants exercise price	$ 0.65
Expiration date	Mar 1, 2014
Warrant 4 [Member]
Warrants outstanding	471,856
Warrants exercise price	$ 0.8
Expiration date	Jul 26, 2014
Warrant 5 [Member]
Warrants outstanding	3,590,522
Warrants exercise price	$ 0.8
Expiration date	Mar 1, 2015
Warrant 6 [Member]
Warrants outstanding	6,790
Warrants exercise price	$ 1.01
Expiration date	Sep 10, 2015
Warrant7Member
Warrants outstanding	285,186
Warrants exercise price	$ 1.05
Expiration date	Nov 20, 2016
Warrant Total [Member]
Warrants outstanding	20,801,512

7. NOTES PAYABLE (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Loan outstanding	$ 11,000	$ 36,000
Notes payble	$ 406,000	$ 353,000
Interest rate minimum	15.00%
Interest rate maximum	18.00%

1. BASIS OF PRESENTATION (Details Narrative) (USD $)	1 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 89.6
Working capital	607,000
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS EQUITY	2
Notes payable	406,000
Funding receive	2.7
Warrants exercisable	20.8
Common stock exercise price	0.8
Warrants exercise price	$ 0.65
Cash Generated through federal grants	3
Total Cash generated through warrants	$ 14.2

2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Konica Minolta [Member]	Sep. 30, 2012 NCIGrantMember
Revenue from two entities	$ 693,000	$ 1	$ 2	$ 3
Percentage of revenue from two entities	98.00%	99.00%	98.00%	99.00%
Receivables From Customer	51.00%	48.00%
Net Operating loss carry forward		$ 56.2

3. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Stock based compensation	$ 143,000	$ 96,000	$ 493,000	$ 347,000
Unrecognized compensation cost	$ 1.6		$ 1.6

4. LITIGATION AND CLAIMS (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Litigation And Claims Details Narrative
Potential losses for pending litigation	$ 0	$ 0

5. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 30, 2012	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Authorized Share Capital		145	145
Share Price per share		$ 0.001	$ 0.001
Outstanding share capital		62,187,321	62,187,321
Issue of share in connection with the exercise of outstanding warrants		6,297,258
Authorized preferred stock		5,000,000	5,000,000
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock as redeemable convertible preferred stock		525,000	525,000
Share issued under granted plan			13,255,219
Duration for exercisable grant plan for employees			10 years
Shares Available under the plan		6,686,013	6,686,013
Share outstanding		6,569,206	6,569,206
Share of common stock issued		62,187	62,187	52,211	47,299
Warrants Exercisable exchange program	$ 15,941,640
Warrants exercisable percentage	56.29%
Deemed Dividend	1.38
Description of new warrants class exercise price	The first class of new warrants expired on September 17, 2012 and carried an exercise price of $0.40, $0.45 or $0.50, depending on the date exercised. The second class of new warrants carries a one-year extension from the original expiration date and is exercisable at $0.65. The third class of new warrants carries a two-year extension from the original expiration date and is exercisable at $0.80
FirstClassWarrantMember
Share of common stock issued		7,042,689	7,042,689
Proceeds from issuance of common stock		$ 2.9	$ 2.9